Institutional Class Prospectus | MATTHEWS CHINA FUND
MATTHEWS CHINA FUND

SUPPLEMENT DATED SEPTEMBER 5, 2014

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2014

For all existing and prospective Institutional Class shareholders of Matthews China Fund (MICFX):

Effective immediately, the following table replaces the table under the "Fees and Expenses of the Fund" section on page 22 of the prospectus in its entirety:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Class Prospectus MATTHEWS CHINA FUND Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus MATTHEWS CHINA FUND Institutional Class Shares
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses	0.92%

Effective immediately, the following table replaces the table under the "Example of Fund Expenses" section on page 22 of the prospectus in its entirety:
Expense Example (USD $)	One year:	Three years:	Five years:	Ten years:
Institutional Class Prospectus MATTHEWS CHINA FUND Institutional Class Shares	94	293	509	1,131

Please retain this Supplement with your records.